Debt (Details)	1 Months Ended			12 Months Ended
	Feb. 28, 2019 CHF (SFr)	Feb. 28, 2019 USD ($)	Apr. 30, 2018	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Feb. 23, 2022 USD ($)	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CHF (SFr)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
Total debt											$ 5,561,000,000			$ 6,121,000,000
Short-term debt (weighted average interest rate of 3.2% and 2.8%, respectively)											78,000,000			153,000,000
Current maturities of long-term debt (weighted-average nominal interest rate 2.8% and 3.2%, respectively)											1,306,000,000			1,140,000,000
Short-term debt and current maturities of long-term debt											$ 1,384,000,000			$ 1,293,000,000
Short-term debt, weighted average interest rate (as a percent)									3.20%	3.20%	3.20%	2.80%	2.80%	2.80%
Current maturities of long-term debt, weighted average nominal interest rate (as a percent)									2.80%	2.80%	2.80%	3.20%	3.20%	3.20%
Number of commercial paper programs									2	2	2
Long-term debt:
Total											$ 5,483,000,000			$ 5,968,000,000
Current portion of long-term debt											(1,306,000,000)			(1,140,000,000)
Long-term debt											4,177,000,000			4,828,000,000
Maturities of long-term debt
2022											1,271,000,000
2023											794,000,000
2024											1,156,000,000
2025											56,000,000
2026											0
Thereafter											2,085,000,000
Total											5,362,000,000
Repurchase terms
Losses from extinguishment of debt					$ 0	$ (162,000,000)	$ 0
ABB Finance (USA) Inc
Long-term debt:
Ownership interest (as a percent)			100.00%
Multicurrency credit facility maturing 2019 extended to 2021
Debt Instrument [Line Items]
Revolving credit facility, capacity														2,000,000,000
Multicurrency credit facility maturing 2025
Debt Instrument [Line Items]
Interest cost above variable interest rate on facility (as a percent)				0.175%	0.175%
Commitment fee as a proportion of the margin (as a percent)				35.00%	35.00%
Commitment fee on credit facility (as a percent)				0.06125%	0.06125%
Utilization fee on credit facility on drawings representing one-third or less of the total facility (as a percent)				0.075%	0.075%
Utilization fee on credit facility on drawings representing between one-third and two-thirds of the total facility (as a percent)				0.15%	0.15%
Utilization fee on credit facility over two-thirds of the facility, percentage				0.30%	0.30%
Floating rate
Long-term debt:
Total											$ 3,598,000,000			$ 3,330,000,000
Debt nominal interest rate (as a percent)									1.20%	1.20%	1.20%	1.60%	1.60%	1.60%
Debt effective interest rate (as a percent)									0.30%	0.30%	0.30%	0.20%	0.20%	0.20%
Fixed rate
Long-term debt:
Total											$ 1,885,000,000			$ 2,638,000,000
Debt nominal interest rate (as a percent)									3.00%	3.00%	3.00%	3.20%	3.20%	3.20%
Debt effective interest rate (as a percent)									3.10%	3.10%	3.10%	3.30%	3.30%	3.30%
Current portion of long-term debt
Long-term debt:
Debt nominal interest rate (as a percent)									2.80%	2.80%	2.80%	3.20%	3.20%	3.20%
Debt effective interest rate (as a percent)									1.00%	1.00%	1.00%	2.60%	2.60%	2.60%
Bonds
Long-term debt:
Total											$ 5,242,000,000			$ 5,632,000,000
Proceeds from issuance of bonds	SFr 449,000,000	$ 449,000,000
Repurchase terms
Percentage of principal amount of bonds used in redemption calculation			100.00%
Minimum threshold for early redemption by the entity			100.00%
Losses from extinguishment of debt						(162,000,000)
2.8% USD Notes, due 2020
Debt Instrument [Line Items]
Debt instrument, face amount							$ 300,000,000
Long-term debt:
Debt nominal interest rate (as a percent)							2.80%
4.0% USD Notes, due 2021
Debt Instrument [Line Items]
Debt instrument, face amount														650,000,000
Long-term debt:
Total											$ 0			$ 649,000,000
Debt nominal interest rate (as a percent)									4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
2.25% CHF Bonds, due 2021
Debt Instrument [Line Items]
Debt instrument, face amount | SFr												SFr 350,000,000
Long-term debt:
Total											$ 0			$ 403,000,000
Debt nominal interest rate (as a percent)									2.25%	2.25%	2.25%	2.25%	2.25%	2.25%
5.625% USD Notes, due 2021
Debt Instrument [Line Items]
Debt instrument, face amount														$ 250,000,000
Long-term debt:
Debt nominal interest rate (as a percent)												5.625%	5.625%	5.625%
2.875% USD Notes, due 2022
Debt Instrument [Line Items]
Debt instrument, face amount											$ 1,250,000,000			$ 1,250,000,000
Long-term debt:
Total											$ 1,258,000,000			1,280,000,000
Debt nominal interest rate (as a percent)									2.875%	2.875%	2.875%
Repurchase terms
Percentage of principal amount of bonds used in redemption calculation				100.00%	100.00%
2.875% USD Notes, due 2022 | Interest rate swaps
Repurchase terms
Amount of hedged item											$ 1,050,000,000
3.375% USD Notes, due 2023
Debt Instrument [Line Items]
Debt instrument, face amount											$ 450,000,000			$ 450,000,000
Long-term debt:
Debt nominal interest rate (as a percent)									3.375%	3.375%	3.375%	3.375%	3.375%	3.375%
0.625% EUR Instruments, due 2023
Debt Instrument [Line Items]
Debt instrument, face amount | €										€ 700,000,000			€ 700,000,000
Long-term debt:
Total											$ 800,000,000			$ 875,000,000
Debt nominal interest rate (as a percent)									0.625%	0.625%	0.625%
Repurchase terms
Percentage of principal amount of bonds used in redemption calculation				100.00%	100.00%
0.75% EUR Instruments, due 2024
Debt Instrument [Line Items]
Debt instrument, face amount | €										€ 750,000,000			€ 750,000,000
Long-term debt:
Total											$ 860,000,000			946,000,000
Debt nominal interest rate (as a percent)									0.75%	0.75%	0.75%
0.3% CHF Notes, due 2024
Debt Instrument [Line Items]
Debt instrument, face amount | SFr	SFr 280,000,000								SFr 280,000,000			SFr 280,000,000
Long-term debt:
Total | SFr									SFr 306,000,000			SFr 317,000,000
Debt nominal interest rate (as a percent)	0.30%								0.30%	0.30%	0.30%
3.8% USD Notes, due 2028
Debt Instrument [Line Items]
Debt instrument, face amount							$ 750,000,000				$ 383,000,000			383,000,000
Long-term debt:
Total											$ 381,000,000			$ 381,000,000
Debt nominal interest rate (as a percent)							3.80%		3.80%	3.80%	3.80%	3.80%	3.80%	3.80%
Repurchase terms
Redemption period prior to their maturity			3 months
Repayment of bonds						367,000,000
1.0% CHF Notes, due 2029
Debt Instrument [Line Items]
Debt instrument, face amount | SFr	SFr 170,000,000								SFr 170,000,000			SFr 170,000,000
Long-term debt:
Total | SFr									SFr 186,000,000			SFr 192,000,000
Debt nominal interest rate (as a percent)	1.00%								1.00%	1.00%	1.00%
4.375% USD Notes, due 2042
Debt Instrument [Line Items]
Debt instrument, face amount							$ 750,000,000				$ 609,000,000			$ 609,000,000
Long-term debt:
Total											$ 589,000,000			$ 589,000,000
Debt nominal interest rate (as a percent)							4.375%		4.375%	4.375%	4.375%	4.375%	4.375%	4.375%
Repurchase terms
Percentage of principal amount of bonds used in redemption calculation				100.00%	100.00%
Repayment of bonds						$ 141,000,000
0% EUR Notes, due 2030
Debt Instrument [Line Items]
Debt instrument, face amount | €										€ 800,000,000
Long-term debt:
Total | €										€ 862,000,000
Debt nominal interest rate (as a percent)									0.00%	0.00%	0.00%
Repurchase terms
Proceeds from debt, net of issuance costs				€ 791,000,000	$ 960,000,000
Commercial paper program
Debt Instrument [Line Items]
Commercial paper program, capacity											$ 2,000,000,000
Commercial paper, amount outstanding											0			$ 32,000,000
Euro-commercial paper
Debt Instrument [Line Items]
Commercial paper program, capacity											2,000,000,000
Commercial paper, amount outstanding											0			0
Euro-commercial paper | Subsequent event
Debt Instrument [Line Items]
Commercial paper program, capacity								$ 2,000,000,000
Commercial paper, amount outstanding								$ 475,000,000
Line of credit
Debt Instrument [Line Items]
Amount drawn											$ 0			$ 0